PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Property Plant And Equipment And Intangible Assets [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET [Text Block]
NOTE 9 -	PROPERTY, PLANT AND EQUIPMENT, NET

	Building and improvements	Equipment and furniture	Computer, software and equipment	Vehicles	Total
Cost:

Balance at January 1, 2023	$9,549	$4,706	$931	$450	$15,636
Additions during the year	387	41	66	87	581
Foreign currency translation	(37)	(8)	(75)	(26)	(146)

Balance at December 31, 2023	9,899	4,739	922	511	16,071
Additions during the year	4	101	-	51	156
Disposals	(411)	(17)	(11)	(197)	(636)
Deconsolidation of Oranim	(523)	(173)	(30)	(277)	(1,003)
Foreign currency translation	130	41	39	(46)	164

Balance at December 31, 2024	9,099	4,691	920	42	14,752

Accumulated depreciation:

Balance at January 1, 2023	6,093	3,657	533	132	10,415
Depreciation during the year	218	135	215	76	644
Foreign currency translation	(10)	-	(30)	(6)	(46)

Balance at December 31, 2023	6,301	3,792	718	202	11,013
Depreciation during the year	186	116	101	53	456
Disposals	(147)	(8)	(10)	(140)	(305)
Deconsolidation of Oranim	(100)	(53)	(17)	(50)	(220)
Foreign currency translation	33	16	52	(23)	78

Balance at December 31, 2024	6,273	3,863	844	42	11,022

Depreciated cost at December 31, 2024	$2,826	$828	$76	$-	$3,730

Depreciated cost at December 31, 2023	$3,598	$947	$204	$309	$5,058